Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Detail) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	¥ 1,031
2026	916
2027	479
2028	423
2029	¥ 335